Net Loss Per Share (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net Loss Per Share
Net loss	$ (21,089,284)	$ (235,441)
Less: discount accretion on preferred stock	(326,530)		$ (3,507)
Less: dividends accrued on preferred stock	(79,160)		(13,321)
Net loss available to common shareholders	$ (21,494,974)	$ (235,441)	$ (1,155,900)	$ (306,153)
Basic and diluted weighted-average shares outstanding	8,061,772	8,049,309	8,048,194	6,587,361
Basic and diluted net loss per share	$ (2.67)	$ (0.03)	$ (0.14)	$ (0.05)